36 Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule of related party transactions
		Assets		Liabilities	Revenue			Cost / Expense
Related parties / Nature of operation	12.31.2019	12.31.2018	12.31.2019	12.31.2018	12.31.2019	12.31.2018	12.31.2017	12.31.2019	12.31.2018	12.31.2017
Controlling shareholder
State of Paraná - dividends payable	-	-	190,664	112,196	-	-	-	-	-	-
CRC Transfer (Note 8)	1,350,685	1,445,042	-	-	184,229	188,797	90,712	-	-	-
Luz Fraterna Program (a)	7,478	10,353	-	-	-	-	-	-	-	-
Tarifa Rural Noturna Program (a)	7,639	-	-	-	-	-	-	-	-	-
Morar Bem Paraná Program	-	-	-	-	-	-	1,165	-	-	-
Remuneration and employ social security charges assigned (b)	33	1,248	-	-	-	-	-	-	-	-
Telecommunication services (c)	16,312	15,788	-	-	43,079	41,375	40,396	-	-	-
Meteorological System of Paraná - Simepar (d)	-	-	185	181	-	-	-	(2,171)	(1,559)	(1,752)
Entities with significant influence
BNDES and BNDESPAR - dividends payable (e)	-	-	130,204	80,144	-	-	-	-	-	-
Financing (Note 21)	-	-	2,231,409	2,208,920	-	-	-	(175,461)	(131,379)	(140,537)
Debentures - Compagás (Note 22)	-	-	11,783	17,651	-	-	-	(1,194)	(2,625)	(5,242)
Debentures - wind farms (Note 22) (f)	-	-	253,877	268,286	-	-	-	(28,240)	(30,316)	(30,540)
State of Paraná investee									-	-
Sanepar (c) (g)	294	-	311	273	4,710	4,200	3,699	(5,852)	(5,227)	(1,783)
Use of water withdrawn from plants’ reservoirs	-	144	-	-	480	-	-	-	-	-
Joint ventures
Voltalia São Miguel do Gostoso - mutual	-	-	-	-	-	294	3,513	-	-	-
Dividends	1,032	1,032	-	-	-	-	-	-	-	-
Caiuá Transmissora de Energia (c) (h) (i) (j)	256	329	1,512	285	2,792	4,250	3,792	(14,233)	(14,869)	(13,700)
Dividends	4,443	3,316	-	-	-	-	-	-	-	-
Integração Maranhense Transmissora (i) (j)	-	-	161	58	-	-	-	(1,938)	(1,797)	(1,468)
Dividends	4,306	6,033	-	-	-	-	-	-	-	-
Matrinchã Transmissora de Energia (i) (j)	-	-	829	316	-	-	-	(10,137)	(9,514)	(6,636)
Dividends	31,793	21,470	-	-	-	-	-	-	-	-
Guaraciaba Transmissora de Energia (i) (j)	-	-	383	136	-	-	-	(4,853)	(4,475)	(3,202)
Dividends	14,846	15,869	-	-	-	-	-	-	-	-
Paranaíba Transmissora de Energia (i) (j)	-	-	638	212	-	-	-	(6,514)	(6,595)	(3,642)
Dividends	5,962	8,544	-	-	-	-	-	-	-	-
Cantareira Transmissora de Energia (i)	-	-	467	170	-	-	-	(5,403)	(1,618)	-
Dividends	7,286	1,461	-	-	-	-	-	-	-	-
Mata de Santa Genebra Transmissão (i) (k)	2,035	5,126	10	-	16,449	6,600	1,950	(340)	-	-
Associates
Dona Francisca Energética S.A. (l)	40	-	1,436	1,436	145	-	-	(16,905)	(16,903)	(17,031)
Foz do Chopim Energética Ltda. (c) (m)	209	193	-	-	2,538	2,668	2,063	-	-	-
Dividends	-	18,071	-	-	-	-	-	-	-	-
Acquisition of power plant projects	-	-	-	19,461	-	-	-	-	-	-
Sercomtel S.A. Telecomunicações (c) (n)	4,436	2,226	-	-	8,354	8,051	8,153	(21)	(4)	(4)
Key management staff									-	-
Fees and social security charges (Note 32.2)	-	-	-	-	-	-	-	(25,860)	(27,368)	(28,876)
Pension and healthcare plans (Note 23.3)	-	-	-	-	-	-	-	(1,560)	(1,725)	(1,690)
Other related parties
Fundação Copel (c)	9	20	-	-	285	299	316	-	-	-
Administrative property rental	-	-	14,662	312	-	-	-	(2,520)	(15,396)	(16,347)
Pension and healthcare plans (Note 23.3)	-	-	1,194,936	968,763	-	-	-	-	-	-
Lactec (c) (o)	4	-	1,507	1,601	746	-	-	(2,787)	(4,026)	(15,912)

a)      The Luz Fraterna Program created under Law 491/2013 and 17,639/2013 establishes the payment of electricity consumption to benefit low-income families, residing in the State of Paraná, whose properties - consumer units - are used exclusively for residential purposes, whether in urban or rural areas, and fulfill the requirements established in articles 3 and 4 of this law.

In March 2018, the amount of R$ 159,274 was settled. The principal interest, fine and monetary restatement, at December 31, 2019, totaled R$ 158,849. For these charges on electricity bills for the period of September 2010 to June 2015, a lawsuit was filed against the State of Paraná on November 5, 2018, relating to the payment of invoices pursuant to State Law 14,087/2003. We highlight that despite the negotiations maintained by Management, seeking to settle this debt, uncertainties still exist regarding the realization of this asset and therefore, in view of this condition, this asset was not recognized, therefore, in accordance with the current accounting standards. For the tax treatment, as determined by the Federal Revenue of Brazil in the Normative Instruction 1,753/2017, the Company has taxed this revenue.

Management further emphasizes that it is making all necessary efforts and taking all necessary measures to preserve the Company's interests.

The Tarifa Rural Noturna Program of the Paraná State Government, regulated by Decree No. 1,288 of April 30, 2019, provides for the granting of special monthly discount on the electricity tariff and the charges resulting from this service, including on the additional tariff flags, regarding night consumption by consumers addressed by this decree. This program provides for the payment by the Paraná State Government to Copel Distribuição of the amount corresponding to 60% of the electricity consumption by the benefitted consumers, considered to be night-period consumption, as specified in Decree 1,288 of April 30, 2019.

b)      Reimbursement of wages and social charges for employees transferred to the Paraná State Government. Balances presented are net of expected credit loss.

c)      Revenue of Copel TEL from telecommunications services and lease of equipment and infrastructure. The balances presented are net of expected credit losses.

d)      The Meteorological System of Paraná - Simepar is a supplementary unit of the Independent Social Service Paraná Technology, linked to the State Department of Science, Technology and Higher Education. Simepar has contracts with Copel for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.

e)      BNDES is the parent company of BNDES Participações S.A. - BNDESPAR, which owns Copel shares (Note 30.1). On December 22, 2018, the shareholder agreement between the State of Paraná and BNDESPAR, signed on December 22, 1998, was ended.

f)       BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel.

g)      Basic sanitation provided by Sanepar.

h)      Operation and maintenance services agreement provided by Copel GeT, maturing on May 9, 2021. Transmission System Connection Agreement - CCT executed by Copel DIS, expiring by the end of the concession agreement of the distribution or transmission company, whichever takes place first.

i)        Charges for use of the transmission system due by Copel GeT, UEG Araucária and wind farms.

j)        Copel DIS maintains a Contract for the Use of Transmission System (Cust) with ONS and power transmission concession operators whose subject matter is the contracting of Transmission System Use Amount (Must). Contracting is permanent and is regulated by ANEEL Normative Resolution 666/2015. Amounts are defined for four subsequent years, with annual reviews.

k)      Agreements entered by Copel GeT: for operation and maintenance services, maturing on February 1, 2023, rendering of owner's engineering services, advisory and consulting services, maturing on May 2020, and facility sharing, maturing on January 1, 2043.

l)        Connection to the transmission system contracts entered by Copel GeT, Costa Oeste and Marumbi, maturing on August 17, 2031 until July 21, 2048. Power purchase and sale agreement made by Copel GeT, maturing on March 31, 2025.

m)    Contracts entered into by Copel GeT: for operation and maintenance, maturing on May 23, 2020, and connection to the transmission system, maturing on January 1, 2043.

n)      Light pole sharing agreement, signed between Sercomtel S.A. Telecomunicações and Copel DIS.

o)      The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (OSCIP), in which Copel is an associate. Lactec has service and R&D contracts with Copel GeT, UEGA and Copel DIS, which are subject to prior or later control and approval by ANEEL. Copel COM provides services and sells energy to the institute.

Schedule of sureties and guarantees granted

Sureties and guarantees granted by Copel and Copel GeT for financing, debentures and insurance contracts of joint ventures are shown below:

			Date	Final	Amount	Balance	Interest	Amount
Company		Operation	issued	maturity	approved	12.31.2019%		guarantees
(1)	Caiuá Transmissora (a)	Financing	12.23.2013	02.15.2029	84,600	57,542	49.0	5,956
(2)	Guaraciaba Transmissora	Financing	09.28.2016	01.15.2031	440,000	374,894	49.0	183,698
(3)	Guaraciaba Transmissora	Debentures	07.15.2018	12.15.2030	118,000	119,561	49.0	58,585
(4)	Mata de Santa Genebra	Financing	11.30.2017	07.15.2033	1,018,500	1,098,965	50.1	550,581
(5)	Mata de Santa Genebra	Debentures	04.15.2019	11.15.2030	210,000	202,767	50.1	101,586
(6)	Cantareira Transmissora de Energia (a)	Financing	12.28.2016	09.15.2032	426,834	453,020	49.0	28,175
(7)	Cantareira Transmissora de Energia	Debentures	01.09.2018	08.15.2032	100,000	103,374	49.0	50,653
								979,234
(a) Guarantee awarded of fixed amount pursuant to the contractual provisions and formal requirements of the financial institution
Financial institution (fund provider): BNDES: (1) (2) (4) (6)
Allocation: Investment program
Guarantees: provided by Copel GeT: (1); provided by Copel: (2) (3) (4) (5) (6) (7).
Operation guarantee: pledge of shares held by Copel Get in the ventures.

Schedule of performance bonds
Performance bond	Final	Amount	% endorsement	Amount
Company	maturity	Insured	Copel GeT	endorsement
Matrinchã Transmissora	09.30.2020	90,000	49.0	44,100
Guaraciaba Transmissora	04.30.2020	47,000	49.0	23,030
Mata de Santa Genebra	05.31.2020	78,300	50.1	39,228
				106,358